UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/14

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—June 30, 2014 (Unaudited)

Municipal Bonds and Notes—98.1%†		Principal Amount	Fair Value
Alabama—0.5%
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	$8,375,000	$8,523,824	(a,b)
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	2,500,000	2,836,550
Arizona—2.3%
City of Phoenix
5.00%	07/01/19	5,000,000	5,626,450
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000,000	5,015,900
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750,000	4,952,065
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	9,109,016	(b)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000,000	11,652,500	(c)
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,163,230
			37,519,161
California—11.2%
Bay Area Toll Authority
4.00%	04/01/31	4,000,000	4,195,400
5.00%	04/01/31	10,000,000	10,835,400	(a,c)
California Educational Facilities Authority
5.00%	10/01/32 - 05/01/45	13,255,000	16,957,035
5.25%	10/01/39	6,000,000	6,857,880
6.13%	10/01/36	1,500,000	1,768,860
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,907,950
6.00%	07/01/39	5,000,000	5,582,800
6.50%	10/01/33	3,500,000	4,316,025	(a)
California Pollution Control Financing Authority
5.00%	11/21/45	3,000,000	3,049,980	(d)
California State Department of Water Resources
5.00%	05/01/21	5,300,000	6,411,463	(c)
5.00%	12/01/21	1,285,000	1,569,075
California State Public Works Board
5.00%	10/01/28	1,500,000	1,695,015
5.13%	10/01/31	2,000,000	2,236,120
5.25%	09/01/29	10,160,000	11,845,950
6.00%	04/01/26	8,475,000	10,031,349
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,831,325	(b)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	2,600,000	2,789,020	(b)
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	9,291,680
Marin Water District Financing Authority
5.00%	07/01/44	6,000,000	6,565,980

Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,314,100
Sacramento County Sanitation Districts Financing Authority
5.00%	12/01/44	2,000,000	2,233,380
San Diego Community College District
5.00%	08/01/41	10,000,000	10,965,800	(c)
State of California
5.00%	02/01/31 - 12/01/43	18,220,000	20,176,395
5.25%	04/01/35 - 11/01/40	12,750,000	14,374,680
University of California
5.00%	05/15/38	4,000,000	4,479,720
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,226,313	(b)
			181,508,695
Colorado—2.0%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	2,023,443
Regional Transportation District
4.25%	11/01/36	3,405,000	3,693,199
5.00%	11/01/27 - 11/01/29	20,015,000	24,062,665
5.38%	06/01/31	2,500,000	2,737,075
			32,516,382
Connecticut—4.7%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	7,775,000	8,292,426
Greater New Haven Water Pollution Control Authority
4.00%	08/15/35	1,500,000	1,504,905	(e)
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/41	16,910,000	18,797,505
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000,000	3,011,310	(a,b)
State of Connecticut
5.00%	01/01/22 - 01/01/24	8,600,000	10,253,168
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 10/01/29	29,250,000	33,625,693
Town of Fairfield
5.00%	08/01/21	1,000,000	1,205,110
			76,690,117
Delaware—1.2%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	11,115,900
Delaware State Health Facilities Authority
5.00%	10/01/40	6,800,000	7,423,152
State of Delaware
5.00%	07/01/28	1,000,000	1,169,290
			19,708,342
District of Columbia—1.7%
District of Columbia
5.00%	04/01/30	4,500,000	5,071,995
5.50%	04/01/36	15,000,000	17,034,000
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,657,950
			27,763,945

Florida—0.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,141,380
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,981,987
			11,123,367
Georgia—7.2%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,516,153
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	7,922,530
Augusta Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400,000	5,453,622	(b)
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	20,500,000	23,392,285
City of Atlanta Department of Aviation (AGMC Insured)
5.25%	01/01/33	4,000,000	4,000,000	(a,b)
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,614,056
6.25%	11/01/39	10,000,000	11,669,100
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,126,680	(b)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,712,695
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520,000	2,709,932	(a,b)
4.85%	03/01/23	2,290,000	2,464,498	(a,b)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865,000	1,889,506	(b)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490,000	2,904,983
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	2,125,000	2,227,659	(b,f)
State of Georgia
4.00%	07/01/32	3,350,000	3,574,283
4.50%	01/01/29	3,000,000	3,309,960
5.00%	08/01/22	4,460,000	5,063,393	(a)
5.00%	08/01/22 - 01/01/26	4,790,000	5,459,902
			117,011,237
Hawaii—1.8%
City & County of Honolulu
5.00%	04/01/33	10,000,000	10,919,500
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,195,438
			29,114,938
Idaho—1.5%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,621,920
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	19,044,930	(b)
			23,666,850

Illinois—2.3%
City of Chicago O’Hare International Airport Revenue
5.63%	01/01/35	5,000,000	5,637,200
5.75%	01/01/39	11,500,000	13,156,575
Illinois Finance Authority
5.50%	08/15/43	5,000,000	5,030,900	(a)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.62%	06/15/22	4,305,000	4,229,275	(b)
5.40%	06/15/19	4,000,000	4,446,120	(b)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000,000	4,678,960	(b)
			37,179,030
Indiana—1.0%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,821,500
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,646,730
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000,000	5,462,200
			15,930,430
Iowa—0.6%
Iowa Finance Authority
5.00%	12/01/19	5,000,000	5,233,500
5.25%	12/01/25	5,000,000	5,232,550
			10,466,050
Kentucky—1.3%
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	12,148,821	(b)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040,000	9,118,164
			21,266,985
Louisiana—1.3%
City of New Orleans LA Sewerage Service Revenue
5.00%	06/01/44	5,100,000	5,466,282	(e)
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%	02/01/44	4,000,000	4,345,400
State of Louisiana
5.00%	09/01/19	10,050,000	11,861,613
			21,673,295
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	270,000	327,494	(a)
5.25%	07/01/21	1,520,000	1,752,271
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,101,620
6.00%	07/01/34	1,250,000	1,467,037
			4,648,422
Maryland—3.4%
City of Baltimore
5.00%	07/01/38 - 07/01/42	13,375,000	14,989,590
County of Baltimore
5.00%	02/01/23	7,525,000	9,034,665

County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,448,158
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,138,900
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,491,670
State of Maryland
5.00%	11/01/18	4,000,000	4,677,800
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,417,962
			55,198,745
Massachusetts—5.6%
Massachusetts Department of Transportation
5.00%	01/01/37	11,130,000	11,849,109
Massachusetts Development Finance Agency
5.00%	07/01/43 - 10/01/46	14,250,000	15,833,652
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000,000	21,672,400
5.50%	11/15/36	4,000,000	4,638,840
5.75%	07/01/39	5,000,000	5,418,450
Massachusetts School Building Authority
5.00%	08/15/28 - 05/15/43	8,170,000	9,316,701
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	7,140,000	8,076,612
6.50%	07/15/19	12,260,000	13,878,565	(f)
			90,684,329
Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,850,560
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,520,800	(b)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	7,084,800
			16,456,160
Minnesota—0.6%
St Paul Port Authority
5.00%	12/01/22	4,630,000	5,573,131
Western Minnesota Municipal Power Agency
5.00%	01/01/46	4,000,000	4,443,560	(e)
			10,016,691
Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500,000	7,566,600
Missouri—2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,731,781
Metropolitan St Louis Sewer District
5.00%	05/01/34 - 05/01/43	7,500,000	8,435,975
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,433,761
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500,000	4,669,470

Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,654
5.00%	01/01/24	4,475,000	4,475,000	(a)
			32,272,641
Nevada—0.1%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	1,370,000	1,398,195	(b)
New Jersey—6.1%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500,000	8,928,520	(b)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000,000	5,553,950
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	11,513,900	(c,f)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,388,750
New Jersey Institute of Technology
5.00%	07/01/42	2,000,000	2,175,620
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/38	15,000,000	16,639,500
5.25%	01/01/40	10,000,000	10,935,100	(c)
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	13,610,000	14,420,703	(b,f)
6.50%	01/01/16	5,135,000	5,605,315	(b)
New Jersey Transportation Trust Fund Authority
5.25%	06/15/36	8,600,000	9,393,608
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	4,610,000	4,727,140	(b,f)
5.75%	12/15/14	1,390,000	1,424,750	(b)
			99,706,856
New Mexico—1.5%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,709,637
5.00%	12/15/26	12,000,000	13,226,520	(c)
			23,936,157
New York—7.0%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500,000	4,961,475
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,686,500
Metropolitan Transportation Authority
5.00%	11/15/29	5,000,000	5,758,850
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,408,000	(c)
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 11/01/39	28,220,000	31,988,663
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,385,500
5.13%	01/15/44	5,000,000	5,317,500
New York State Dormitory Authority
5.00%	07/01/23	1,000,000	1,181,120
5.50%	07/01/36 - 05/01/37	4,000,000	4,370,375
6.00%	07/01/40	2,000,000	2,278,700

New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,971,280
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,623,420
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000,000	11,414,700	(c)
Westchester County Healthcare Corp.
6.13%	11/01/37	2,500,000	2,807,600
			113,153,683
North Carolina—1.9%
City of Charlotte
5.00%	06/01/23	4,320,000	5,062,738
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,540,650
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,461,500
North Carolina State University at Raleigh
5.00%	10/01/42	2,500,000	2,817,025
North Carolina Turnpike Authority
5.00%	07/01/30	3,230,000	3,652,258
State of North Carolina
4.75%	05/01/30	4,130,000	4,595,368
University of North Carolina at Greensboro
5.00%	04/01/36	4,000,000	4,377,600
			31,507,139
Ohio—5.1%
American Municipal Power Inc.
5.00%	02/15/38	5,000,000	5,338,400
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,828,200
City of Cleveland Airport System Revenue
5.00%	01/01/29 - 01/01/31	4,225,000	4,493,919
City of Columbus
5.00%	07/01/26 - 08/15/30	28,790,000	34,213,534
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	741,720
4.75%	06/01/31	5,000,000	5,451,100
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	2,023,920
Northeast Ohio Regional Sewer District
5.00%	11/15/38	13,000,000	14,538,030
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,784,400
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,680,580
			82,093,803
Oklahoma—0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,870,320

Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	2,000,000	2,009,840	(b)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,954,335
			11,834,495
Pennsylvania—4.7%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 07/01/43	14,375,000	15,477,681
Delaware River Port Authority
5.00%	01/01/29 - 01/01/37	10,000,000	11,119,350
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750,000	2,022,405
Pennsylvania Turnpike Commission
1.00%	12/01/34	12,000,000	12,409,560	(c)
5.00%	06/01/29	10,000,000	10,940,200	(c)
5.00%	12/01/32	1,500,000	1,612,260
5.25%	06/01/39	9,500,000	10,310,825
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000,000	12,157,080	(b,c)
			76,049,361
Puerto Rico—1.4%
Puerto Rico Electric Power Authority
5.75%	07/01/36	5,000,000	2,198,300
6.75%	07/01/36	5,000,000	2,310,900
Puerto Rico Sales Tax Financing Corp.
5.50%	08/01/28	5,000,000	4,335,000
6.00%	08/01/42	5,000,000	4,121,150
7.50%	08/01/32	12,000,000	9,585,000
			22,550,350
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,498,211
6.50%	09/15/28	1,000,000	1,172,440
			2,670,651
South Carolina—3.3%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850,000	23,397,635	(a)
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,600,555
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,294,860	(b)
South Carolina State Public Service Authority
5.00%	12/01/30	3,755,000	4,176,762
5.50%	01/01/38	14,970,000	16,847,687
			53,317,499
Tennessee—1.0%
County of Shelby
5.00%	03/01/21	3,500,000	4,126,990
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	11,282,200	(a)
State of Tennessee
5.00%	05/01/19	1,000,000	1,159,240	(a)
			16,568,430

Texas—6.5%
Board of Regents of the University of Texas System
5.00%	07/01/41	3,000,000	3,386,640
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	15,000,179
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	6,087,541	(b)
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	11,990,042
5.25%	11/15/30 - 11/15/31	12,000,000	13,964,100
Dallas/Fort Worth International Airport
4.13%	11/01/39	3,750,000	3,723,563
5.25%	11/01/29	5,000,000	5,720,950
North Texas Tollway Authority
5.00%	09/01/31	3,500,000	3,928,750
5.75%	01/01/38 - 01/01/40	21,475,000	23,771,661	(c)
6.00%	01/01/38	5,000,000	5,815,100
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,954,085
			105,342,611
Utah—1.7%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	11,830,000	12,055,517	(b)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,406,880
Utah Transit Authority
5.00%	06/15/42	10,000,000	10,752,600
			27,214,997
Vermont—0.4%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700,000	5,969,952
Virginia—1.4%
City of Richmond
5.00%	01/15/38	5,000,000	5,619,700
Virginia College Building Authority
4.38%	02/01/28	845,000	901,277
Virginia Commonwealth Transportation Board
5.00%	03/15/23	9,000,000	10,835,010
Virginia Resources Authority
5.25%	11/01/38	5,000,000	5,417,250
			22,773,237
Washington—0.2%
Port of Seattle
5.00%	08/01/31	3,000,000	3,340,980

Total Municipal Bonds and Notes (Cost $1,485,343,087)			1,590,771,182

Short-Term Investments—1.3%
Time Deposit—1.3%
State Street Corp.
0.01%	07/01/14	20,834,684	20,834,684	(g)
(Cost $20,834,684)

Total Investments (Cost $1,506,177,771)			1,611,605,866

Other Assets and Liabilities, net—0.6%			9,245,331

NET ASSETS—100.0%			$1,620,851,197

Other Information:

The Fund had the following short futures contracts open at June 30, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
10 Yr. U.S. Treasury Notes Futures	September 2014	278	$(34,797,781)	$(71,104)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(b)	The security is insured by AGC, AGMC, AMBAC, FGIC or MBIA. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of June 30, 2014 (as a percentage of net assets).

(c)	At June 30, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities amounted to $3,049,980 or 0.19% of the net assets of the Elfun Tax Exempt Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(f)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(g)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2014.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Corporations

MBIA	Municipal Bond Investors Assurance Corporation

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

The Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities.

With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade. The Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Municipal Bonds and Notes	$—	$1,590,771,182	$—	$1,590,771,182
Short-Term Investments	—	20,834,684	—	20,834,684

Total Investments in Securities	$—	$1,611,605,866	$—	$1,611,605,866

Other Financial Instruments*
Short Futures Contracts—Unrealized Depreciation	$(71,104)	$—	$—	$(71,104)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2014, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,506,296,916	$112,804,317	$(7,495,367)	$105,308,950

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or

15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 26, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 26, 2014